Events After the Balance Sheet Date - Additional Information (Detail) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£) Branch
Disclosure of non-adjusting events after reporting period [abstract]
Description of nature of Non adjusting event after reporting period	There have been no significant events between 31 December 2018 and the date of approval of these financial statements which would require a change to or additional disclosure in the financial statements, except for the following: In January 2019, we announced plans to reshape our branch network and close 140 branches in response to changes in how customers are choosing to carry out their banking. Our future branch network, with approximately 615 branches, will be made up of a combination of larger branches offering improved community facilities to support local businesses and customers, and smaller branches using the latest technology to offer customers more convenient access to banking services. Furthermore, in order to deliver a branch network for the future, 100 branches will be refurbished over the next two years through an investment of £55m. At 31 December 2018, no provision was recognised in respect of these plans as the relevant criteria under IAS 37 ‘Provisions, contingent liabilities and contingent assets’ had not been met.
Estimated investment to refurbish 100 branches | £	£ 55
Number of branches being closed	140
Number of branches in our future branch network	615